Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
Sales, net	$ 669,893	$ 661,913	$ 879,387
Selling, marketing, general and administrative expenses:
Selling and marketing	39,495	33,724	40,813
Advertising	6,527	9,913	10,468
General and administrative	43,949	44,559	34,375
Settlements and loss contingencies	(3,678)	1,884
Total selling, marketing, general and administrative expenses	86,293	90,080	85,656
Financial expenses (income):
Interest and exchange differences on long-term liabilities	256	304	131
Income in respect of deposits	(14,107)	(13,367)	(14,455)
Interest from marketable securities	(19,691)	(6,871)	(144)
Foreign currency transaction gains	(25,309)	32,465	(20,168)
Total financial (income) expenses	$ (58,851)	$ 12,531	$ (34,636)